Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 353,241	$ 424,169	$ 445,452
Restricted cash – current	56,777	40,493	38,179
Restricted cash – non-current	44,849	40,977	68,543
Restricted Cash and Cash Equivalents	14,300	6,800
Total cash, cash equivalents and restricted cash	456,325	$ 505,639	$ 552,174	$ 805,242
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,121
Cash and restricted cash
Cash and Cash Equivalents [Line Items]
Restricted Cash and Cash Equivalents	$ 337